UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM 10-D/A

ASSET-BACKED ISSUER

DISTRIBUTION REPORT PURSUANT TO SECTION 13 OR 15(d) OF

THE SECURITIES EXCHANGE ACT OF 1934

For the monthly distribution period
from May 27, 2009 to June 25, 2009

Commission File Number of issuing entity: 333-145220-01

CITIBANK CREDIT CARD ISSUANCE TRUST

(Issuing Entity in respect of the Notes)
(Exact name of issuing entity as specified in its charter)

DELAWARE	NOT APPLICABLE
(State or other jurisdiction	(I.R.S. Employer Identification
of incorporation or organization	No. of issuing entity)
of issuing entity)

Commission File Number of issuing entity: 333-145220-02

CITIBANK CREDIT CARD MASTER TRUST I

(Issuing Entity in respect of the Collateral Certificate)
(Exact name of issuing entity as specified in its charter)

NEW YORK	NOT APPLICABLE
(State or other jurisdiction	(I.R.S. Employer Identification
of incorporation or organization	No. of issuing entity)
of issuing entity)

Commission File Number
of sponsor and depositor:
333-145220

CITIBANK (SOUTH DAKOTA),
NATIONAL ASSOCIATION
(Exact name of sponsor and
depositor as
specified in its charter)

46-0358360
(I.R.S. Employer
Identification No.)

c/o CITIBANK (SOUTH DAKOTA), NATIONAL ASSOCIATION
701 EAST 60TH STREET, NORTH, MAIL CODE 1251
SIOUX FALLS, SOUTH DAKOTA	57117
(Address of principal executive	(Zip Code)
offices of issuing entities)

(605) 331-2626

(Telephone number, including area code)

NOT APPLICABLE

(Former name, former address, if changed since last report)

Registered / reporting pursuant to
	Section	Section	Section	Name of exchange
Title of class	12(b)	12(g)	15(d)	(If Section 12(b))
Citiseries, Class A notes			[X]
Citiseries, Class B notes			[X]
Citiseries, Class C notes			[X]

Indicate by check mark whether the registrant (1) has filed all reports required to be filed by Section 13 or 15(d) of the Securities Exchange Act of 1934 during the preceding 12 months (or for such shorter period that the registrant was required to file such reports), and (2) has been subject to such filing requirements for the past 90 days. Yes  X  No

PART I – DISTRIBUTION INFORMATION

Item 1. Distribution and Pool Performance Information.

This amendment relates to the Form 10-D filed with the Securities and Exchange Commission on July 15, 2009 for the monthly distribution period from May 27, 2009 to June 25, 2009. This Form 10-D/A corrects errors in Exhibit 99 under Item 9 of that Form 10-D. While the complete text of the corrected Exhibit 99 is attached hereto, only the following line items contain corrected data:

D. Information Regarding Notes of Citiseries
9a. Maximum enhancement amount available to Outstanding Class 2001-A3 Notes (Dakota) from Class C Notes.
9b. As a percentage of Class 2001-A3 Notes (Dakota) Outstanding Dollar Principal Amount

F. Information Regarding Notes of Citiseries
4.Maximum Enhancement Amount Available to Class A Notes; Class A Usage of Class B and Class C Subordinated Amounts
Class 2001-A3
       Total

This Form 10-D/A does not update any other disclosures to reflect developments since the original date of filing. Unaffected items have not been repeated in this amendment, and no other changes have been made.

PART II OTHER INFORMATION

Item 9. Exhibits

Exhibit No.	Description
99	Monthly Report for the Due Period ending June 25, 2009 and the related Payment Dates for the Notes

SIGNATURES

        Pursuant to the requirements of the Securities Exchange Act of 1934, the registrant has duly caused this report to be signed on its behalf by the undersigned thereunto duly authorized.

CITIBANK (SOUTH DAKOTA), NATIONAL ASSOCIATION, as Depositor and Managing Beneficiary of Citibank Credit Card Issuance Trust and as Depositor and Servicer of Citibank Credit Card Master Trust I
Date: August 14, 2009	By: /s/ Douglas C. Morrison Douglas C. Morrison Vice President